Principal Funds Inc | Blue Chip Fund
BLUE CHIP FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class T shares of the Fund. You may qualify for sales charge discounts for purchases of at least $250,000 in Class T shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “The Costs of Investing” beginning on page 31 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Total
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Principal Funds Inc | Blue Chip Fund | Class T	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal Funds Inc Blue Chip Fund Class T
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	1.22%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.22% for Class T. It is expected that the expense limit will continue through the period ending December 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Funds Inc | Blue Chip Fund | Class T | USD ($)	371	628	904	1,690

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 27.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in Principal Global Investors, LLC’s (“PGI’s”) (the Fund’s investment advisor) opinion, display characteristics of a “blue chip” company.  For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000 Growth® Index (as of November 30, 2017, this range was between approximately $1.2 billion and $896.0 billion). In PGI’s view, “blue chip” companies typically display some or all of the following characteristics:  (1) large, well-established and financially sound companies; (2) issuers with market capitalizations in the billions; (3) are considered market leaders or among the top three companies in its sector; and (4) commonly considered  household names. The Fund tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund invests in securities of foreign companies.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies Risk. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs, result in changes to expense ratios and increased expenses, and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class T shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class T shares; if they did, results would be lower. The table shows, for the Fund's Class T shares and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 14, 2012).
For periods prior to the inception date of Class T shares (June 12, 2017), the performance shown in the bar chart and table for Class T shares is that of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class T. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold June 14, 2012. The Institutional Class shares, which are not presented in this prospectus, would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.

Total Returns as of December 31	[1]

Highest return for a quarter during the period of the bar chart above:	Q1 '13	10.06%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(4.49)%

Average Annual Total Returns - Principal Funds Inc - Blue Chip Fund	Label	1 Year	Since Inception	Inception Date
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	7.08%	14.19%
Class T	Class T Return Before Taxes	5.60%	12.82%	Jun. 12, 2017
Class T | After Taxes on Distributions	Class T Return After Taxes on Distributions	5.35%	12.28%
Class T | After Taxes on Distributions and Sales	Class T Return After Taxes on Distributions and Sale of Fund Shares	3.38%	10.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Principal Funds Inc | Preferred Securities Fund
PREFERRED SECURITIES FUND
Objective:
The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class T shares of the Fund. You may qualify for sales charge discounts for purchases of at least $250,000 in Class T shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “The Costs of Investing” beginning on page 31 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Total
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Principal Funds Inc | Preferred Securities Fund | Class T	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal Funds Inc Preferred Securities Fund Class T
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	1.07%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.07% for Class T. It is expected that the expense limit will continue through the period ending December 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Funds Inc | Preferred Securities Fund | Class T | USD ($)	356	603	868	1,626

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 16.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. Preferred securities may pay fixed rate or adjustable rate distributions and generally have a payment "preference" over common stock, but are junior to the issuer's senior debt in a liquidation of the issuer’s assets.
The Fund also invests in contingent convertible securities (“Cocos”), which are hybrid debt securities typically issued by non-US banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.
Preferred securities purchased by the Fund are of companies with senior debt rated at the time of purchase BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. The Fund also invests up to 40% of its assets in below investment grade preferred securities and bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund invests in other debt obligations, including (but not limited to) U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund invests in foreign securities.
The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the financial services (i.e., banking, insurance and commercial finance) industry.
During the fiscal year ended August 31, 2017, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	65.05% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
0.18% in securities rated Aa	20.84% in securities rated Ba	0.00% in securities rated Ca	1.04% in securities not rated
10.00% in securities rated A	2.89% in securities rated B	0.00% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs, result in changes to expense ratios and increased expenses, and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class T shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class T shares; if they did, results would be lower. The table shows, for the Fund's Class T shares and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class T shares (June 12, 2017), the performance shown in the bar chart and table for Class T shares is that of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class T. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold May 1, 2002. The Institutional Class shares, which are not presented in this prospectus, would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.

Total Returns as of December 31	[2]

Highest return for a quarter during the period of the bar chart above:	Q2 '09	38.82%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	(20.97)%

Average Annual Total Returns - Principal Funds Inc - Preferred Securities Fund	Label	1 Year	5 Years	10 Years	Inception Date
BofA Merrill Lynch U.S. All Capital Securities Index	ICE BofA Merrill Lynch U.S. All Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	3.81%	none	none
Class T	Class T Return Before Taxes	0.81%	7.19%	5.61%	Jun. 12, 2017
Class T | After Taxes on Distributions	Class T Return After Taxes on Distributions	(0.87%)	4.83%	3.32%
Class T | After Taxes on Distributions and Sales	Class T Return After Taxes on Distributions and Sale of Fund Shares	1.25%	4.82%	3.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	The year-to-date return as of September 30, 2017 was 20.16% for Class T shares.
[2]	The year-to-date return as of September 30, 2017 was 9.22% for Class T shares.